YEAR 2000 ISSUES (UNAUDITED)
  The fund could be adversely affected if the computer systems used by The Dreyfus Corporation and the fund' s other service providers do not properly process and calculate date-related information from and after January 1, 2000. The Dreyfus Corporation is working to avoid Year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which the fund invests may be adversely affected by Year 2000-related problems. This could have an impact on the value of the fund's investments and its share price.
DREYFUS VARIABLE INVESTMENT FUND, QUALITY BOND PORTFOLIO
-----------------------------------------------------------------------------
LETTER TO SHAREHOLDERS
Dear Shareholder:
   We are pleased to report the performance for the Dreyfus Variable Investment Fund -- Quality Bond Portfolio. For the 12-month period ended December 31, 1998, the Portfolio produced a total return including share price changes and dividend income generated, of 5.49%,* compared to 8.95% for the Merrill Lynch Domestic Master Index (Subindex D010).** Income dividends paid from net investment income during the period amounted to $0.679 per share, representing a distribution rate per share of 5.81%.***
ECONOMIC    REVIEW
   During 1998, the main regions of the world had very different economic fundamentals. The U.S. entered the year with a strong economy near full employment, with unemployment only slightly above 4%. The tight labor market led the Federal Reserve Board to contemplate a rise in interest rates early in the year, but world economic weakness generated powerful enough disinflationary forces that the Fed acted instead to ease credit beginning in September. After many years of subpar economic growth, continental Europe moved into a sustained economic expansion. The overall European economy benefited as interest rates in peripheral countries such as Spain and Italy fell, approaching the lower levels established by Germany, on the eve of currency unification. Unlike the U.S., Europe has substantial excess capacity of productive plant and labor. In Asia, weak economies were pervasive as a result of a financial crisis. The Latin American economies weakened in turn as the financial stresses spread throughout that region. On balance, there was a substantial weakening of the world economy over the course of 1998 moderated mainly by the American consumer's role as "spender of last resort."
   A main influence on the U.S. economy during the year was the foreign financial crisis and consequent cooling of the world economy. The positive effects hit first. Actual inflation and expected inflation dropped, causing a decline in long-term Treasury bond yields and mortgage rates. This caused a boom in housing. The fall in inflation left more of the growth in consumer income with which to buy goods and services. Thus, consumers benefited from a combination of good growth in income after inflation, a strong labor market, and increases in the prices of assets they owned, including bonds, stocks and real estate. In a sense, 1998 was a year of disinflationary boom in the U.S., as above-trend economic growth coincided with negligible inflation.
   The negative effect of Asian weakness was felt in the industrial sector more than in the consumer sector. Corporate profits weakened, especially in sectors affected by the Asian crisis such as world-traded commodities (oil, metals and
paper)    and    exports.
   Evidence of a weaker world economy accumulated during 1998 as the financial stresses continued. A worsened financial crisis occurred between the Russian default in mid-August and the fallout from the Long-Term Capital Management hedge fund crisis through early October. However, energetic steps were taken to stabilize the Japanese banks, design a support package for Brazil, ease monetary policy, and help overinvested financial institutions rebuild their cash reserves. Indications of a calming of financial fears were evident in the final months of the year. In any case, there appears to have been a shift in the priorities of key policymakers from fighting potential inflation to restimulating future world economic growth.
   The global economy survived a triple financial crisis in 1998 from Japan, emerging market countries and overextended financial institutions. Excess capacity persists in many worldwide industries after years of high capital spending followed by the onset of a worldwide weakening in demand. Fortunately, the U.S. has led the world in making the transition from the old manufacturing industries to the new growth industries, such as biotechnology, software, computer hardware and the Internet. This contributed to the favorable combination of low unemployment and low inflation in the U.S., and may yet lead toward more efficient allocation of capital elsewhere in the world.
As 1998 ended, interest rates set by central banks remained in a downtrend in most parts of the world including Europe and the U.S. A similar trend had even begun in many emerging countries, as the stresses of financial crisis relaxed. MARKET OVERVIEW
   In our previous letter for the period ended June 30, 1998, the 10-year U.S. Treasury bond was yielding 5.45%. Since then, this yield has fallen to 4.65% as of December 31, 1998. This declining rate was precipitated by the deterioration in the international economy that was mentioned above, as well as declining U.S. equity markets which had peaked this summer. As a result, U.S. Treasuries have become the safe haven for both U.S. and international investors at a time when the supply is shrinking due to a federal budget surplus.
The flight to safety has caused yield spreads to Treasuries on both corporate bonds and mortgage-backed bonds to widen dramatically. In many cases, while Treasury yields were falling and prices rising, corporate and mortgage bond yields were actually rising with prices declining. This dramatic price divergence has resulted in forced hedge fund and brokerage firm liquidations which, in turn, caused further price divergence to occur.
PORTFOLIO FOCUS
   The Portfolio was generally positioned with a longer effective duration than its benchmark, the Merrill Lynch Domestic Master Index (Subindex D010), during most of the twelve-month period and thus has benefited from declining interest rates. However, the more important factor has been our decision to own corporates and mortgages and relatively few U.S. Treasury securities. This single decision has caused the Portfolio to underperform its benchmark Index, which has approximately 48% in U.S. Treasury and government agency securities. At this time, the Portfolio is positioned to benefit from a more stable financial environment where spreads on corporates and mortgages will narrow relative to U.S. Treasury securities. We continue underweight government mortgage-backed securities which, at these rate levels, are vulnerable to increasing prepayment rates on the underlying home mortgages. Instead, we own commercial mortgage-backed securities which have much better protection against early pre-payments than government mortgage-backed bonds. Regarding specific holdings in the Portfolio, we have added positions in Illinois Power and Southern California Edison and sold positions in BT Capital Trust and Equitable Life Assurance of the U.S.
   As always, we will be monitoring all areas of the fixed-income markets for superior risk-to-reward relationships on which the Fund can capitalize. It is both an honor and a pleasure to be managing your investments.
           Very truly yours,

           Kevin McClintock

           Kevin McClintock
           Head of Taxable Fixed Income
January 15, 1999
New York, N.Y.
*Total return includes reinvestment of dividends and any capital gains paid. The Portfolio' s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns.
**SOURCE: MERRILL LYNCH, PIERCE, FENNER AND SMITH INC. -- The Merrill Lynch Domestic Master Index (Subindex D010) is an unmanaged performance benchmark for portfolios that include U.S. Government, mortgage and investment-grade corporate securities rated A and better.
*** Distribution rate per share is based upon dividends per share paid from net investment income during the period, divided by the net asset value per share at the end of the period.

DREYFUS VARIABLE INVESTMENT FUND, QUALITY BOND PORTFOLIO    DECEMBER 31, 1998
-----------------------------------------------------------------------------
    COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN DREYFUS VARIABLE
 INVESTMENT FUND, QUALITY BOND PORTFOLIO AND THE MERRILL LYNCH DOMESTIC MASTER
                             INDEX (SUBINDEX D010)
                                    Dollars
$20,660
Dreyfus Variable Investment Fund, Quality Bond Portfolio
$20,651
Merrill Lynch Domestic Master Index (Subindex D010)*
*Source: Merrill Lynch, Pierce, Fenner and Smith Inc.
Average Annual Total Returns
-----------------------------------------------------------------------------
                      One Year Ended                   Five Years Ended             From Inception (8/31/90)
                     December 31, 1998                 December 31, 1998              to December 31, 1998
                   ____________________             ____________________          _________________________
                            5.49%                            6.46%                            9.09%
------------------------
Past performance is not predictive of future performance.

THE PORTFOLIO'S PERFORMANCE DOES NOT REFLECT THE DEDUCTION OF ADDITIONAL CHARGES AND EXPENSES IMPOSED IN CONNECTION WITH INVESTING IN VARIABLE INSURANCE CONTRACTS WHICH WILL REDUCE RETURNS.
The above graph compares a $10,000 investment made in Dreyfus Variable Investment Fund, Quality Bond Portfolio on 8/31/90 (Inception Date) to a $10,000 investment made in the Merrill Lynch Domestic Master Index (Subindex D010) on that date. All dividends and capital gain distributions are reinvested.
The Portfolio' s performance shown in the line graph takes into account all applicable fees and expenses of the Portfolio. The Merrill Lynch Domestic Master Index (Subindex D010) is an unmanaged performance benchmark for portfolios that include U.S. Government, mortgage and investment-grade corporate securities rated A and better. The Index does not take into account charges, fees and other expenses. Further information relating to Portfolio performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the Prospectus and elsewhere in this report.

DREYFUS VARIABLE INVESTMENT FUND, QUALITY BOND PORTFOLIO
-----------------------------------------------------------------------------
STATEMENT OF INVESTMENTS                                    DECEMBER 31, 1998
                                                                                                   Principal
Bonds and Notes--99.2%                                                                              Amount            Value
--------------------------------------------------------                                        _____________     _____________
   Asset-Backed--9.0% California Infrastructure and Economic Development Bank:
                                        Special Purpose Trust SCE-1,
                                           Rate Reduction Ctfs.,
                                           Ser. 1997-1, Cl. A5, 6.28%, 2005  . . . . . . .       $    750,000      $    782,284
                                        Special Purpose Trust SDG & E-1,
                                           Rate Reduction Ctfs.,
                                           Ser. 1997-1, Cl. A5, 6.19%, 2005  . . . . . . .          1,000,000         1,012,370
                                    ComEd Transitional Funding Trust,
                                        Transitional Funding Trust Notes,
                                        Ser. 1998, Cl. A-4, 5.39%, 2005  . . . . . . . . .          5,000,000         4,959,375
                                    Illinois Power
                                        Special Purpose Trust,
                                        Transitional Funding Trust Notes,
                                        Ser. 1998-1, Cl. A-6, 5.54%, 2009  . . . . . . . .          3,000,000         2,990,062
                                    The Money Store Trust,
                                        Asset-Backed Ctfs.,
                                        Ser. 1996-D, Cl. A-16, 7.11%, 2028 . . . . . . . .          1,188,986         1,219,710
                                                                                                                  _____________
                                                                                                                     10,963,801
                                                                                                                  _____________
        Banking--1.9% Colonial Capital I,
                                        Gtd. Capital Securities, Ser. A,  8.92%, 2027  . .          1,000,000         1,029,225
                                    Fuji Finance,
                                        Gtd. Floating Rate Notes, 6.55%, 2049  . . . . . .          2,000,000  (a)    1,300,000
                                                                                                                  _____________
                                                                                                                      2,329,225
                                                                                                                  _____________
       Commercial Mortgage
         Pass-Through Ctfs.--20.6%  277 Park Avenue Finance,
                                        Ser. 1997-C1, Cl. A2, 7.68%, 2007  . . . . . . . .          2,250,000  (b)    2,427,188
                                    Asset Securitization,
                                        Ser. 1997-D5, Cl. A1D, 6.85%, 2041 . . . . . . . .          2,000,000         2,088,125
                                    BTC Mortgage Investors Trust,
                                        Ser. 1997-S1, Cl. B, 6.445%, 2009  . . . . . . . .          2,000,000  (b)    2,000,000
                                    DLJ Mortgage Acceptance:
                                        Ser. 1996-CF2, Cl. A-3, 7.38%, 2021  . . . . . . .          2,000,000  (b)    2,118,750
                                        Ser. 1997-CF2, Cl. B-3, 6.99%, 2009  . . . . . . .          1,000,000  (b)      923,438
                                        Ser. 1998-CF2, Cl. A-1A, 5.88%, 2031 . . . . . . .          4,000,000         4,015,000
                                    Merrill Lynch Mortgage Investors,
                                        Ser. 1995-C3, Cl. C, 7.342%, 2025  . . . . . . . .          2,200,000  (a)    2,330,097
                                    Mortgage Capital Funding,
                                        Ser. 1998-MC1, Cl. C, 6.947%, 2008 . . . . . . . .          3,000,000         3,095,625
                                    Nomura Asset Securities,
                                        Ser. 1998-D6, Cl. A-3, 6.98%, 2028 . . . . . . . .          3,000,000  (a)    3,174,795
                                    Resolution Trust,
                                        Ser. 1994-C2, Cl. D, 8%, 2025  . . . . . . . . . .          2,744,825         2,820,157
                                                                                                                  _____________
                                                                                                                     24,993,175
                                                                                                                  _____________
Hotels & Motels--1.7% Hyatt Equities,
                                        Notes, 6.80%, 2000 . . . . . . . . . . . . . . . .          2,000,000  (b)    2,026,278
                                                                                                                  _____________
DREYFUS VARIABLE INVESTMENT FUND, QUALITY BOND PORTFOLIO
-----------------------------------------------------------------------------
STATEMENT OF INVESTMENTS                                    DECEMBER 31, 1998
                                                                                                   Principal
Bonds and Notes (continued)                                                                         Amount            Value
--------------------------------------------------------                                        _____________     _____________
      Industrial--.5% Eastman Kodak,
                                        Deb., 9.95%, 2018  . . . . . . . . . . . . . . . .    $       400,000     $       557,620
                                                                                                                  _____________
      Insurance--0.0% SunAmerica,
                                        Deb., 9.95%, 2008  . . . . . . . . . . . . . . . .             13,000            16,531
                                                                                                                  _____________
          Other--0.0% City of New York, Ser. D,
                                        General Obligation Bonds, 10%, 2007  . . . . . . .             25,000            28,562
                                                                                                                  _____________
Pharmaceutical--2.5%  Bayer,
                                        Notes, 6.65%, 2028 . . . . . . . . . . . . . . . .          3,000,000  (b)    3,074,100
                                                                                                                  _____________
     Publishing--1.7% A.H. Belo,
                                        Sr. Notes, 6.875%, 2002  . . . . . . . . . . . . .          2,000,000         2,058,376
                                                                                                                  _____________
      Railroads--1.7% Terminal Railroad Association,
                                        First Mortgage Bonds, 4%, 2019 . . . . . . . . . .          2,601,000         1,998,353
                                                                                                                  _____________
Real Estate Investment Trusts--3.2%  Crescent Real Estate Equities,
                                        Notes, 6.625%, 2002  . . . . . . . . . . . . . . .          2,000,000         1,909,434
                                    Tanger Properties,
                                        Notes, 7.875%, 2004  . . . . . . . . . . . . . . .          2,000,000         1,920,000
                                                                                                                  _____________
                                                                                                                      3,829,434
                                                                                                                  _____________
Residential Mortgage
Pass-Through Ctfs.--13.0%  Chase Mortgage Finance,
                                        REMIC, Ser. 1998S3, Cl. B3, 6.50%, 2013  . . . . .            664,025  (b)      593,057
                                    GE Capital Mortgage Services, REMIC:
                                        Ser. 1996-14, Cl. 2B1, 7.25%, 2011 . . . . . . . .            754,442           772,881
                                        Ser. 1996-17, Cl. 2B1, 7.25%, 2011 . . . . . . . .            717,821           734,187
                                    Norwest Asset Securities:
                                        Ser. 1997-7, Cl. B-1, 7%, 2027 . . . . . . . . . .          1,969,824         1,949,003
                                        Ser. 1997-11, Cl. M, 7%, 2027  . . . . . . . . . .          2,475,889         2,479,182
                                        Ser. 1997-16, Cl. M, 6.75%, 2027 . . . . . . . . .          1,483,262         1,461,576
                                        Ser. 1998-2, Cl. B-1, 6.50%, 2028  . . . . . . . .          2,980,444         2,843,015
                                    PNC Mortgage Securities,
                                        Ser. 1997-3, Cl. 1B3, 7%, 2027 . . . . . . . . . .            353,729           371,935
                                    Residential Funding Mortgage Securities 1:
                                        Ser. 1997-S19, Cl. M-1, 6.50%, 2012  . . . . . . .          1,660,093         1,655,113
                                        Ser. 1997-S19, Cl. M-2, 6.50%, 2012  . . . . . . .          1,106,697         1,089,543
                                        Ser. 1997-S21, Cl. M-1, 6.50%, 2012  . . . . . . .            959,836         1,002,040
                                        Ser. 1997-S21, Cl. M-2, 6.50%, 2012  . . . . . . .            639,666           666,193
                                        Ser. 1998-NS1, Cl. B-1, 6.375%, 2009 . . . . . . .            153,435  (b)      132,844
                                                                                                                  _____________
                                                                                                                     15,750,569
                                                                                                                  _____________
        Tobacco--1.7% Philip Morris,
                                        Notes, 6.95%, 2001 . . . . . . . . . . . . . . . .          2,000,000  (c)    2,061,128
                                                                                                                  _____________
DREYFUS VARIABLE INVESTMENT FUND, QUALITY BOND PORTFOLIO
-----------------------------------------------------------------------------
STATEMENT OF INVESTMENTS                                    DECEMBER 31, 1998
                                                                                                   Principal
Bonds and Notes (continued)                                                                         Amount            Value
--------------------------------------------------------                                        _____________     _____________

U.S. Government Agency/
Mortgage Backed--14.2%  Federal Home Loan Mortgage Association, REMIC Trust,
                                        Gtd. REMIC Pass-Through Ctfs.,
                                        Ser. 1916, Cl. PI, 7%, 12/15/2011
                                        (Interest Only Obligation) . . . . . . . . . . . .     $    4,016,371  (d)   $       604,94
                                    Federal National Mortgage Association:
                                        6.88%, 2/1/2028  . . . . . . . . . . . . . . . . .          1,389,165         1,490,827
                                        REMIC Trust,
                                           Gtd. REMIC Pass-Through Ctfs.:
                                              Ser. 1993-20, Cl. GC, 7%, 9/25/2019
                                              (Interest Only Obligation) . . . . . . . . .          2,121,428  (d)      351,266
                                              Ser. 1997-24, Cl. IA, 7%, 1/18/2026
                                              (Interest Only Obligation) . . . . . . . . .          2,325,786  (d)      514,976
                                    Government National Mortgage Association I:
                                        6.90%, 7/15/2037 . . . . . . . . . . . . . . . . .          6,347,000  (e)    6,394,539
                                        8%, 9/15/2008  . . . . . . . . . . . . . . . . . .            711,799           740,271
                                    Government National Mortgage Association II,
                                        Adjustable Rate Mortgage,
                                        5.50%, 5/20/2028 . . . . . . . . . . . . . . . . .          3,803,934         3,832,464
                                    Government National Mortgage Association REMIC Trust,
                                        Gtd. REMIC Pass-Through Securities,
                                        Ser. 1997-2, Cl. K, 7.50%, 1/20/2024 . . . . . . .          3,300,000         3,375,867
                                                                                                                  _____________
                                                                                                                     17,305,156
                                                                                                                  _____________
U.S. Government Agency--.1%  FICO Coupon Strips,
                                        Ser. 1, Zero Coupon, 5/11/2000 . . . . . . . . . .             95,000            88,982
                                                                                                                  _____________
U.S. Government--27.4%  U.S. Treasury Bonds:
                                        4.75%, 11/15/2008  . . . . . . . . . . . . . . . .         14,750,000        14,864,755
                                        5.25%, 11/15/2028  . . . . . . . . . . . . . . . .         12,000,000        12,292,320
                                    U.S. Treasury Notes,
                                        5.50%, 2/28/2003 . . . . . . . . . . . . . . . . .          6,000,000         6,181,020
                                                                                                                  _____________
                                                                                                                     33,338,095
                                                                                                                  _____________
                                    TOTAL BONDS AND NOTES
                                        (cost $120,680,563)  . . . . . . . . . . . . . . .                         $120,419,385
                                                                                                                  _____________
Short-Term Investments--.3%
-------------------------------------------------------

Agency Discount Note; Federal Home Loan Banks,
                                        4.30%, 1/4/1999
                                        (cost $386,861)  . . . . . . . . . . . . . . . . .    $       387,000     $       386,861
                                                                                                                  _____________

TOTAL INVESTMENTS (cost $121,067,424). . . . . . . . . . . . . . . . . . . . . . . . . . .              99.5%      $120,806,246
                                                                                                      _______     _____________
CASH AND RECEIVABLES (NET) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                .5%     $       654,292
                                                                                                      _______     _____________
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             100.0%      $121,460,538
                                                                                                      _______     _____________
DREYFUS VARIABLE INVESTMENT FUND, QUALITY BOND PORTFOLIO
------------------------------------------------------------------------------
Notes to Statement of Investments:
-----------------------------------------------------------------------------
(a) Variable rate security-interest rate subject to periodic change.
(b) Securities exempt from registration under rule 144A of the Securities Act of
    1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At December 31,
    1998, these securities amounted to $13,295,655 or 10.9% of net assets.
(c) Reflects  date  security  can  be  redeemed  at holders' option; the stated
    maturity date is 6/1/2006.
(d) Notional face amount shown.
(e) Partially purchased on a forward commitment basis.

                      SEE NOTES TO FINANCIAL STATEMENTS.


DREYFUS VARIABLE INVESTMENT FUND, QUALITY BOND PORTFOLIO
-----------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                         DECEMBER 31, 1998
                                                                                                    Cost                Value
                                                                                               ______________    ______________
ASSETS:                    Investments in securities--See Statement of Investments . . . .       $121,067,424      $120,806,246
                           Cash  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                              679,987
                           Interest receivable . . . . . . . . . . . . . . . . . . . . . .                            1,094,034
                           Prepaid expenses and other assets . . . . . . . . . . . . . . .                               22,123
                                                                                                                 ______________
                                                                                                                    122,602,390
                                                                                                                 ______________
LIABILITIES:               Due to The Dreyfus Corporation and affiliates . . . . . . . . .                               69,752
                           Payable for investment securities purchased . . . . . . . . . .                              995,534
                           Payable for shares of Beneficial Interest redeemed  . . . . . .                               41,528
                           Accrued expenses  . . . . . . . . . . . . . . . . . . . . . . .                               35,038
                                                                                                                 ______________
                                                                                                                      1,141,852
                                                                                                                 ______________
NET ASSETS     . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                         $121,460,538
                                                                                                                 ______________
REPRESENTED BY:            Paid-in capital . . . . . . . . . . . . . . . . . . . . . . . .                         $122,144,379
                           Accumulated net realized gain (loss) on investments . . . . . .                             (422,663)
                           Accumulated net unrealized appreciation (depreciation)
on investments--Note 4 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                             (261,178)
                                                                                                                 ______________
NET ASSETS     . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                         $121,460,538
                                                                                                                 ______________
SHARES OUTSTANDING
(UNLIMITED NUMBER OF $.001 PAR VALUE SHARES OF BENEFICIAL INTEREST AUTHORIZED) . . . . . .                           10,562,714
NET ASSET VALUE, offering and redemption price per share . . . . . . . . . . . . . . . . .                               $11.50
                                                                                                                        _______
                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS VARIABLE INVESTMENT FUND, QUALITY BOND PORTFOLIO
-----------------------------------------------------------------------------
STATEMENT OF OPERATIONS                          YEAR ENDED DECEMBER 31, 1998
INVESTMENT INCOME
INCOME                     Interest Income . . . . . . . . . . . . . . . . . . . . . . . .                           $6,707,355
EXPENSES:                  Investment advisory fee--Note 3(a)  . . . . . . . . . . . . . .        $   673,601
                           Prospectus and shareholders' reports  . . . . . . . . . . . .               34,911
                           Professional fees . . . . . . . . . . . . . . . . . . . . . . .             19,109
                           Custodian fees--Note 3(a) . . . . . . . . . . . . . . . . . . .             14,145
                           Registration fees . . . . . . . . . . . . . . . . . . . . . . .              9,946
                           Trustees' fees and expenses--Note 3(b)  . . . . . . . . . . .                1,808
                           Shareholder servicing costs . . . . . . . . . . . . . . . . . .                965
                           Miscellaneous     . . . . . . . . . . . . . . . . . . . . . . .              4,212
                                                                                                 ____________
                                 Total Expenses  . . . . . . . . . . . . . . . . . . . . .                              758,697
                                                                                                                   ____________
INVESTMENT INCOME--NET . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                            5,948,658
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--Note 4:
                           Net realized gain (loss) on investments . . . . . . . . . . . .         $1,055,595
                           Net unrealized appreciation (depreciation) on investments . . .         (1,773,317)
                                                                                                 ____________
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS . . . . . . . . . . . . . . . . . .                             (717,722)
                                                                                                                   ____________
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS . . . . . . . . . . . . . . . . . .                             $5,230,936
                                                                                                                   ____________
                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS VARIABLE INVESTMENT FUND, QUALITY BOND PORTFOLIO
-----------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
                                                                                        Year Ended                Year Ended
                                                                                       December 31, 1998       December 31, 1997
                                                                                      __________________    __________________
OPERATIONS:
  Investment income--net . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $    5,948,658         $    4,512,320
  Net realized gain (loss) on investments  . . . . . . . . . . . . . . . . . . . .           1,055,595                630,840
  Net unrealized appreciation (depreciation) on investments  . . . . . . . . . . .          (1,773,317)             1,544,540
                                                                                        ______________         ______________
       Net Increase (Decrease) in Net Assets Resulting from Operations . . . . . .           5,230,936              6,687,700
                                                                                        ______________         ______________
DIVIDENDS TO SHAREHOLDERS FROM:
  Investment income--net . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (6,012,534)            (4,588,351)
  Net realized gain on investments . . . . . . . . . . . . . . . . . . . . . . . .          (1,826,296)              (579,245)
                                                                                        ______________         ______________
       Total Dividends . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (7,838,830)            (5,167,596)
                                                                                        ______________         ______________
BENEFICIAL INTEREST TRANSACTIONS:
  Net proceeds from shares sold  . . . . . . . . . . . . . . . . . . . . . . . . .          44,681,117             29,770,049
  Dividends reinvested . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           7,838,830              5,167,612
  Cost of shares redeemed  . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (16,743,853)            (9,101,449)
                                                                                        ______________         ______________
       Increase (Decrease) in Net Assets from Beneficial Interest Transactions . .          35,776,094             25,836,212
                                                                                        ______________         ______________
         Total Increase (Decrease) in Net Assets . . . . . . . . . . . . . . . . .          33,168,200             27,356,316
NET ASSETS:
  Beginning of Period  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          88,292,338             60,936,022
                                                                                        ______________         ______________
  End of Period  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        $121,460,538         $   88,292,338
                                                                                        ______________         ______________
UNDISTRIBUTED INVESTMENT INCOME--NET . . . . . . . . . . . . . . . . . . . . . . .    $       ----             $       63,876
                                                                                        ______________         ______________
                                                                                           Shares                 Shares
                                                                                        ______________         ______________
CAPITAL SHARE TRANSACTIONS:
  Shares sold  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           3,785,929              2,571,613
  Shares issued for dividends reinvested . . . . . . . . . . . . . . . . . . . . .             668,662                447,867
  Shares redeemed  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (1,421,510)              (789,293)
                                                                                        ______________         ______________
       Net Increase (Decrease) in Shares Outstanding . . . . . . . . . . . . . . .           3,033,081              2,230,187
                                                                                        ______________         ______________
                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS VARIABLE INVESTMENT FUND, QUALITY BOND PORTFOLIO
-----------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
  Contained  below  is  per  share  operating  performance  data  for a share of
Beneficial  Interest outstanding, total investment return, ratios to average net assets  and  other supplemental data for each period indicated. This information has been derived from the Series' financial statements.
                                                                                   Year Ended December 31,
                                                                 ____________________________________________________________
PER SHARE DATA:                                               1998           1997           1996           1995         1994
                                                          _______        _______        _______        _______      _______
   Net asset value, beginning of period  . . . . . .       $11.73         $11.50         $11.81         $10.53       $11.81
                                                          _______        _______        _______        _______      _______
   Investment Operations:
   Investment income--net  . . . . . . . . . . . . .          .67            .73            .66            .68          .73
   Net realized and unrealized gain (loss)
     on investments  . . . . . . . . . . . . . . . .         (.04)            .32          (.31)          1.42        (1.27)
                                                          _______        _______        _______        _______      _______
   TOTAL FROM INVESTMENT OPERATIONS  . . . . . . . .          .63           1.05            .35           2.10         (.54)
                                                          _______        _______        _______        _______      _______
   Distributions:
   Dividends from investment income--net . . . . . .         (.68)          (.73)          (.66)          (.69)        (.73)
   Dividends from net realized gain on investments .         (.18)          (.09)             --          (.13)        (.01)
                                                          _______        _______        _______        _______      _______
   TOTAL DISTRIBUTIONS . . . . . . . . . . . . . . .         (.86)          (.82)          (.66)          (.82)        (.74)
                                                          _______        _______        _______        _______      _______
   Net asset value, end of period  . . . . . . . . .       $11.50         $11.73         $11.50         $11.81       $10.53
                                                          _______        _______        _______        _______      _______

TOTAL INVESTMENT RETURN. . . . . . . . . . . . . . .         5.49%          9.42%          3.13%         20.42%       (4.59%)
RATIOS/SUPPLEMENTAL DATA:
   Ratio of operating expenses to average net assets . .      .73%           .75%           .79%           .81%          --
   Ratio of interest expense to average net assets . .         --            .02%            --             --           --
   Ratio of net investment income
     to average net assets . . . . . . . . . . . . .         5.74%          6.27%          5.86%          6.13%        7.03%
   Decrease reflected in above expense ratios
     due to undertakings by The Dreyfus Corporation           .--            .--            .--            .04%        1.20%
   Portfolio Turnover Rate   . . . . . . . . . . . .       244.95%        374.76%        258.36%        263.53%       64.80%
   Net Assets, end of period (000's Omitted)   . . .     $121,461        $88,292        $60,936        $37,447      $13,244
                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS VARIABLE INVESTMENT FUND, QUALITY BOND PORTFOLIO
-----------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:
   Dreyfus Variable Investment Fund (the "Fund" ) is registered under the Investment Company Act of 1940, as amended (the "Act" ), as an open-end management investment company, operating as a series company currently offering thirteen series, including the Quality Bond Portfolio (the "Series") and is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of life insurance companies. The Series is a diversified portfolio. The Series' investment objective is to provide the maximum amount of current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation ("Dreyfus") serves as the Series' investment adviser. Dreyfus is a direct subsidiary of Mellon Bank, N.A. ("Mellon"). Premier Mutual Fund Services, Inc. is the distributor of the Series' shares, which are sold without a sales charge.
   The Fund accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series' operations; expenses which are applicable to all series are allocated among them on a pro rata basis.
   The Series' financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
   (A) PORTFOLIO VALUATION: Investments in securities (excluding short-term investments other than U.S. Treasury Bills) are valued each business day by an independent pricing service (" Service" ) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolios' securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Trustees. Short-term investments, excluding U.S. Treasury Bills, are carried at amortized cost, which approximates value.
   (B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions  are  recorded  on  the  identified  cost  basis.  Interest income, including, where applicable, amortization of discount on investments, is recognized on the accrual basis. Under the terms of the custody agreement, the Series receives net earnings credits based on available cash balances left on deposit.
   (C) DIVIDENDS TO SHAREHOLDERS: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are declared and paid monthly. Dividends from net realized capital gain are normally declared and paid annually, but the Series may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code" ). To the extent that net realized capital gain can be offset by capital loss carryovers it is the policy of the Series not to distribute such gain.
   (D) FEDERAL INCOME TAXES: It is the policy of the Series to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.
DREYFUS VARIABLE INVESTMENT FUND, QUALITY BOND PORTFOLIO
-----------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
NOTE 2--BANK LINES OF CREDIT:
   The Series may borrow up to $10 million for leveraging purposes under a short-term unsecured line of credit and participates with other Dreyfus-managed funds in a $100 million unsecured line of credit primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. Interest is charged to the Series at rates which are related to the Federal Funds rate in effect at the time of borrowings. During the period ended December 31, 1998 the Series did not borrow under either line of credit.
NOTE 3--INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES:
(A) Pursuant to an Investment Advisory Agreement with Dreyfus, the investment advisory fee is computed at the annual rate of .65 of 1% of the value of the Series' average daily net assets and is payable monthly.
   The Series compensates Dreyfus Transfer, Inc. a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Series. During the period ended December 31, 1998, the Series was charged $102 pursuant to the transfer agency agreement.
   The Series compensates Mellon under a custody agreement to provide custodial services for the Series. During the period ended December 31, 1998, the Series was charged $14,145 pursuant to the custody agreement.
   (B) Each trustee who is not an "affiliated person" as defined in the Act receives from the Fund an annual fee of $2,500 and an attendance fee of $250 per meeting. The Chairman of the Board receives an additional 25% of such compensation.
NOTE 4--SECURITIES TRANSACTIONS:
   The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, during the period ended December 31, 1998, amounted to $266,853,430 and $234,970,061, respectively.
   At December 31, 1998, accumulated net unrealized depreciation on investments was $261,178, consisting of $1,777,390 gross unrealized appreciation and $2,038,568 gross unrealized depreciation.
At December 31, 1998, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
DREYFUS VARIABLE INVESTMENT FUND, QUALITY BOND PORTFOLIO
-----------------------------------------------------------------------------
REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS
SHAREHOLDERS AND BOARD OF TRUSTEES
DREYFUS VARIABLE INVESTMENT FUND, QUALITY BOND PORTFOLIO
  We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Variable Investment Fund, Quality Bond Portfolio (one of the series constituting the Dreyfus Variable Investment Fund) as of December 31, 1998, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included verification by examination of securities held by the custodian as of December 31, 1998 and confirmation of securities not held by the custodian by correspondence with others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Variable Investment Fund, Quality Bond Portfolio at December 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with generally accepted accounting principles.

New York, New York
February 4, 1999
IMPORTANT TAX INFORMATION (UNAUDITED)
   For Federal tax purposes the Series hereby designates $.0221 per share as a long-term capital gain distributions of the $.2010 per share paid on December 31, 1998, and also designates $.0001 per share as a long-term capital gain distribution of the $.0939 per share paid on September 1, 1998.

                                   [reg.tm logo]
                                   (reg.tm)
DREYFUS VARIABLE INVESTMENT FUND,
QUALITY BOND PORTFOLIO
200 Park Avenue
New York, NY 10166
INVESTMENT ADVISER
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166
CUSTODIAN
Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, PA 15258
TRANSFER AGENT &
DIVIDEND DISBURSING AGENT
Dreyfus Transfer, Inc.
P.O. Box 9671
Providence, RI 02940
Printed in U.S.A.                                             120AR9812
Variable
Investment Fund,
QUALITY BOND
PORTFOLIO
Annual Report
December 31, 1998